Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2020
Off-balance-sheet exposures
Schedule of contingent commitments

	Million euros
	30-06-2020	31-12-2019
Loan commitments granted	228,767	241,179
Of which doubtful	280	352
Financial guarantees granted	12,166	13,650
Of which doubtful	141	154
Bank sureties	12,144	13,620
Credit derivatives sold	22	30
Other commitments granted	78,654	68,895
Of which doubtful	611	747
Other granted guarantees	33,412	33,890
Other	45,242	35,005